Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease cost	$ 206,647	$ 209,697
Amortization of right-of-use assets	227,279	227,279
Interest on lease liabilities	75,956	81,072
Total finance lease cost	$ 303,235	$ 308,351